Borrowings (Details Narrative)	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended						5 Months Ended			6 Months Ended								7 Months Ended	8 Months Ended									9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended
	Jan. 25, 2021 USD ($)	Oct. 31, 2021 USD ($)	Mar. 31, 2021 USD ($)	Apr. 11, 2019 USD ($)	May 10, 2021 USD ($)	Apr. 30, 2021 USD ($)	Apr. 28, 2021 USD ($)	May 08, 2019 USD ($)	Apr. 15, 2019 USD ($)	Apr. 30, 2018 USD ($)	May 31, 2019 USD ($)	Jun. 01, 2018 USD ($)	May 18, 2018 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 18, 2021 USD ($)	Jun. 28, 2019 USD ($)	Jun. 27, 2019 USD ($)	Jun. 24, 2019 USD ($)	Jun. 29, 2018 USD ($)	Jun. 28, 2017 USD ($)	Jul. 18, 2017 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Aug. 26, 2021 USD ($) shares	Aug. 25, 2021 USD ($)	Aug. 20, 2021 USD ($)	Aug. 31, 2019 USD ($)	Aug. 30, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 17, 2017 USD ($)	Sep. 30, 2020 USD ($)	Oct. 10, 2019 USD ($)	Oct. 31, 2019 USD ($)	Nov. 09, 2018 USD ($)	Dec. 15, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Aug. 16, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Jul. 02, 2019 USD ($)	Jun. 07, 2019 USD ($)	Apr. 05, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Debt																							$ 1,361,709,000														$ 1,361,709,000			$ 486,857,000
Long-term Line of Credit																							825,267,000														825,267,000			427,287,000
Finance Lease, Liability																							549,178,000														549,178,000			$ 63,882,000
Contractual Obligation																							$ 720,647,000														$ 720,647,000
Debt Instrument, Covenant Description																																					The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 105% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth ranging from $30,000 to $135,000.
Debt Instrument, Covenant Compliance																																					As of December 31, 2021, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.
Long-term Debt, Weighted Average Interest Rate, at Point in Time																							4.10%														4.10%			4.50%	6.70%
Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Debt Instrument [Line Items]
Finance Lease, Liability																							$ 18,520,000														$ 18,520,000	$ 25,000,000
Purchase Obligation																							6,300,000														$ 6,300,000
Financial Liabilities [Member] | Navios Sol [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit				$ 20,000,000
Maturity date																																					second quarter of 2029
Finance Lease, Liability																							16,843,000														$ 16,843,000							$ 20,000,000
Purchase Obligation																							6,300,000														$ 6,300,000
Vessel year built																																					2009
Vessel type																																					Capesize
Vessel capacity in DWT																																					180,274
Financial Liabilities [Member] | Navios Sagittarius [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																	$ 7,500,000
Maturity date																																					second quarter of 2022
Finance Lease, Liability																							2,820,000														$ 2,820,000						$ 7,500,000
Purchase Obligation																							2,000,000														$ 2,000,000
Vessel year built																																					2006
Vessel type																																					Panamax
Vessel capacity in DWT																																					75,756
Financial Liabilities [Member] | Navios Ace [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																			$ 22,000,000
Maturity date																																					third quarter of 2030
Finance Lease, Liability																							19,113,000														$ 19,113,000					$ 22,000,000
Purchase Obligation																							6,300,000														$ 6,300,000
Vessel year built																																					2011
Vessel type																																					Capesize
Vessel capacity in DWT																																					179,016
Financial Liabilities [Member] | Navios Bonavis [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit															$ 15,000,000
Maturity date																																					second quarter of 2027
Finance Lease, Liability																							14,148,000														$ 14,148,000
Purchase Obligation																							5,000,000														$ 5,000,000
Vessel year built																																					2009
Vessel type																																					Capesize
Vessel capacity in DWT																																					180,022
Financial Liabilities [Member] | Navios Ray [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit															$ 18,500,000
Maturity date																																					second quarter of 2030
Finance Lease, Liability																							17,784,000														$ 17,784,000
Purchase Obligation																							5,000,000														$ 5,000,000
Vessel year built																																					2012
Vessel type																																					Capesize
Vessel capacity in DWT																																					179,515
Financial Liabilities [Member] | Navios Pollux [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																										$ 15,000,000
Maturity date																																					third quarter of 2027
Finance Lease, Liability																							14,394,000														$ 14,394,000		$ 15,000,000
Purchase Obligation																							5,000,000														$ 5,000,000
Vessel year built																																					2009
Vessel type																																					Capesize
Vessel capacity in DWT																																					180,727
Upon Acquisition Of Navios Acquisition [Member] | Navios Bonavis [Member]
Debt Instrument [Line Items]
Vessel year built														2009
Vessel type														Capesize
Vessel capacity in DWT														180,022
Upon Acquisition Of Navios Acquisition [Member] | Navios Ray [Member]
Debt Instrument [Line Items]
Vessel year built														2012
Vessel type														Capesize
Vessel capacity in DWT														179,515
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $71,500 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.05%
Line of Credit Facility, Frequency of Payments																																					quarterly
Maturity date																																					April 2024
Finance Lease, Liability																							71,500,000														$ 71,500,000
Purchase Obligation																							35,750,000														$ 35,750,000
Sale Leaseback Transaction, Date																																					March 31, 2018
Outstanding balance under sale and leaseback transaction																							49,156,000														$ 49,156,000
Proceeds from Issuance of Debt										$ 71,500,000
Debt Instrument, Periodic Payment																																					$ 1,490,000
Vessels financed																																					four product tankers
Number of repayment installments																																					24
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $103,155 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.50%
Maturity date																																					March and April 2026
Finance Lease, Liability																							103,155,000														$ 103,155,000
Purchase Obligation																							33,975,000														$ 33,975,000
Sale Leaseback Transaction, Date																																					March and April 2019
Sale and leaseback transaction, description																																					to refinance $50,250 outstanding on the existing facility on three product tankers and to finance two product tankers
Outstanding balance under sale and leaseback transaction																							73,886,000														$ 73,886,000
Debt Instrument, Periodic Payment						$ 2,267,000																	1,369,000
Number of repayment installments																																					17
Debt Instrument, Frequency of Periodic Payment																																					quarterly
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $15,000 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.80%
Maturity date																																					August 2024
Finance Lease, Liability																							15,000,000														$ 15,000,000
Purchase Obligation																							5,625,000														$ 5,625,000
Sale Leaseback Transaction, Date																																					August 2019
Outstanding balance under sale and leaseback transaction																							10,469,000														$ 10,469,000
Debt Instrument, Periodic Payment																																					$ 156,000
Vessels financed																																					one product tanker
Number of repayment installments																																					60
Debt Instrument, Frequency of Periodic Payment																																					monthly
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $47,220 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR plus a margin ranging from 350 bps to 360 bps
Finance Lease, Liability																							47,220,000														$ 47,220,000
Purchase Obligation																							17,950,000														$ 17,950,000
Sale Leaseback Transaction, Date																																					September 2019
Outstanding balance under sale and leaseback transaction																							33,709,000														$ 33,709,000
Vessels financed																																					three product tankers
Debt Instrument, Frequency of Periodic Payment																																					quarterly
Maturity date																																					September 2023 and September 2026
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR plus a margin ranging from 335 bps to 355 bps
Finance Lease, Liability																							90,811,000														$ 90,811,000
Purchase Obligation																							25,810,000														$ 25,810,000
Sale Leaseback Transaction, Date																																					October 2019
Outstanding balance under sale and leaseback transaction																							68,198,000														$ 68,198,000
Vessels financed																																					six product tankers
Debt Instrument, Frequency of Periodic Payment																																					quarterly
Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $72,053 [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR plus a margin ranging from 390 bps to 410 bps
Finance Lease, Liability																							72,053,000														$ 72,053,000
Purchase Obligation																							23,913,000														$ 23,913,000
Sale Leaseback Transaction, Date																																					June 2020
Outstanding balance under sale and leaseback transaction																							58,256,000														$ 58,256,000
Debt Instrument, Periodic Payment																																					$ 1,791,000
Vessels financed																																					one MR1, one MR2 and two LR1s
Debt Instrument, Frequency of Periodic Payment																																					quarterly
Upon Acquisition Of Navios Acquisition [Member] | DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR plus: (a) up to but not including the drawdown date, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum.
Long-term Debt, Description																																					to partially finance the purchase price of two MR2 product tanker vessels.
Repayments of Debt																																					$ 33,594,000
Repayment date																																					December 15, 2021
Line of Credit Facility, Initiation Date																																					Dec. 29, 2011
Line of Credit Facility, Maximum Borrowing Capacity																							$ 56,250,000														$ 56,250,000
Number of loan tranches																							2														2
Amount of each tranche																							$ 28,125,000														$ 28,125,000
Upon Acquisition Of Navios Acquisition [Member] | BNP Paribas $44m Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.30%
Line of Credit Facility, Frequency of Payments																																					semi-annual
Long-term Debt, Description																																					for the partial post-delivery financing of a LR1 product tanker and a MR2 product tanker.
Repayments of Debt																																					$ 22,000,000
Line of Credit Facility, Initiation Date																																					Dec. 18, 2015
Line of Credit Facility, Maximum Borrowing Capacity																							44,000,000														$ 44,000,000
Maturity date																																					December 2021
Line of Credit Facility, Periodic Payment																																					$ 2,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							20,000,000														$ 20,000,000
Repayment installments																																					12
Upon Acquisition Of Navios Acquisition [Member] | BNP Paribas $96m Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.85%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to partially refinance the existing indebtedness of five tanker vessels.
Line of Credit Facility, Maximum Borrowing Capacity																							96,000,000														$ 96,000,000
Maturity date																																					third quarter of 2025
Long-term Line of Credit																							91,375,000														$ 91,375,000
Number of repayment installments																																					15
Line of Credit Facility, Periodic Payment																																					$ 5,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							16,375,000														$ 16,375,000
Description of collateral																																					one container vessel was added as collateral
Line of credit facility issuance date																																					August 2021
Upon Acquisition Of Navios Acquisition [Member] | HCOB $24m Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					to refinance the credit facility with ABN AMRO Bank N.V. of its two chemical tankers.
Repayments of Debt																																					$ 14,847,000
Repayment date																																					August 2021
Line of Credit Facility, Maximum Borrowing Capacity																							24,000,000														$ 24,000,000
Maturity date																																					September 2021
Number of repayment installments																																					17
Line of Credit Facility, Periodic Payment																																					$ 572,000
Line of credit facility issuance date																																					June 2017
Upon Acquisition Of Navios Acquisition [Member] | HCOB $31.80m Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.80%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					to refinance the existing facility of one VLCC.
Line of Credit Facility, Maximum Borrowing Capacity																							31,800,000														$ 31,800,000
Maturity date																																					October 2020
Number of repayment installments																																					4
Line of Credit Facility, Periodic Payment																																					$ 846,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							28,416,000														$ 28,416,000
Line of credit facility issuance date																																					October 2019
Upon Acquisition Of Navios Acquisition [Member] | Extended HCOB $31.80m Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.90%
Line of Credit Facility, Frequency of Payments																																					quarterly
Repayments of Debt																																					$ 25,878,000
Repayment date																																					August 2021
Maturity date																																					October 2024
Line of Credit Facility, Periodic Payment																																					$ 846,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							14,880,000														$ 14,880,000
Repayment installments																																					16
Upon Acquisition Of Navios Acquisition [Member] | HCOB $190,216 Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.95%
Long-term Debt, Description																																					in order to partially refinance the existing indebtedness of seven tanker vessels.
Line of Credit Facility, Maximum Borrowing Capacity																							190,216,000														$ 190,216,000
Maturity date																																					the second quarter of 2025
Long-term Line of Credit																							182,872,000														$ 182,872,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							91,367,000														$ 91,367,000
Description of collateral																																					two container vessels were added as collaterals.
Line of credit facility issuance date																																					August 2021
Upon Acquisition Of Navios Acquisition [Member] | Eurobank Ergasias S.A. $20.8m Loan Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to refinance two LR1s.
Line of Credit Facility, Maximum Borrowing Capacity																							20,800,000														$ 20,800,000
Maturity date																																					second quarter of 2024
Long-term Line of Credit																							16,000,000														$ 16,000,000
Line of Credit Facility, Periodic Payment																																					800,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							8,000,000														$ 8,000,000
Repayment installments																																					10
Line of credit facility issuance date																																					June 2020
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					monthly
Repayments of Debt																																					$ 4,778,000
Repayment date																																					July 2021
Number of repayment installments																																					28
Sale Leaseback Transaction, Monthly Rental Payments																																					$ 797,000
Purchase Obligation																							41,850,000														$ 41,850,000
Vessel year built																																					2008
Vessel type																																					container
Vessel capacity in DWT																																					4,250
Sale Leaseback Transaction, Date																																					May 25, 2018
Sale and leaseback transaction, net proceeds financing activities																																					$ 119,000,000
Sale and leaseback transaction, description																																					in order to refinance the outstanding balance of the existing facilities of 18 containerships.
Outstanding balance under sale and leaseback transaction																							57,135,000														$ 57,135,000
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date																																					March 11, 2020
Sale and leaseback transaction, description																																					to refinance the existing credit facilities of two 8,204 TEU containerships and two 10,000 TEU containerships.
Outstanding balance under sale and leaseback transaction																							94,747,000														$ 94,747,000
Proceeds from Issuance of Debt																																					$ 119,060,000
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Two 10,000 TEU Containerships [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.10%
Line of Credit Facility, Frequency of Payments																																					quarterly
Maturity date																																					March 2027
Number of repayment installments																																					28
Vessel type																																					containerships
Vessel capacity in TEU																																					10,000
Contractual Obligation																							25,500,000														$ 25,500,000
Debt Instrument, Periodic Payment																																					$ 2,010
Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Two 8,204 TEU Containerships [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.35%
Line of Credit Facility, Frequency of Payments																																					quarterly
Maturity date																																					March 2025
Repayment installments																																					20
Vessel type																																					containerships
Vessel capacity in TEU																																					8,204
Contractual Obligation																							18,000,000														$ 18,000,000
Maximum [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $47,220 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																					1,362,000
Maximum [Member] | Upon Acquisition Of Navios Acquisition [Member] | Sale and Leaseback Agreements $90,811 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																					$ 2,827,000
Tranche A [Member] | Upon Acquisition Of Navios Acquisition [Member] | DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					32
Line of Credit Facility, Periodic Payment																																					$ 391,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							15,625,000														$ 15,625,000
Tranche B [Member] | Upon Acquisition Of Navios Acquisition [Member] | DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					32
Line of Credit Facility, Periodic Payment																																					$ 391,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							15,625,000														$ 15,625,000
Ten Installments [Member] | Upon Acquisition Of Navios Acquisition [Member] | HCOB $190,216 Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Line of Credit Facility, Periodic Payment																																					$ 7,343,000
Four Installments [Member] | Upon Acquisition Of Navios Acquisition [Member] | HCOB $190,216 Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Line of Credit Facility, Periodic Payment																																					$ 4,518,000
69 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Debt Instrument [Line Items]
Maturity date																																					third quarter of 2024
Sale Leaseback Transaction, Monthly Rental Payments																																					$ 161,000
60 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Fantastiks and Navios Beaufiks [Member]
Debt Instrument [Line Items]
Maturity date																																					fourth quarter of 2023
Sale Leaseback Transaction, Monthly Rental Payments																																					$ 155,000
120 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Sol [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																					190,000
36 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Sagittarius [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																					178,000
132 Consecutive Monthly Payments [Member] | Financial Liabilities [Member] | Navios Ace [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																					198,000
72 Consecutive monthly payments [Member] | Financial Liabilities [Member] | Navios Bonavis [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																					192,000
72 Consecutive monthly payments [Member] | Financial Liabilities [Member] | Navios Pollux [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																					192,000
108 Consecutive monthly payments [Member] | Financial Liabilities [Member] | Navios Ray [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Monthly Rental Payments																																					186,000
First Six Vessels [Member] | Minsheg Financial Leasing Co. Ltd [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities																				$ 37,500,000
Four Vessels [Member] | Minsheg Financial Leasing Co. Ltd [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities																														$ 26,000,000
Four Additional Vessels [Member] | Minsheg Financial Leasing Co. Ltd [Member] | Navios Containers [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Net Proceeds, Financing Activities																																			$ 26,700,000
First Eight Installments [Member] | Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Two 8,204 TEU Containerships [Member]
Debt Instrument [Line Items]
Sale leaseback transaction daily payments																																					16,000
Remaining Twelve Installments [Member] | Upon completion of the NMCI Merger [member] | Minsheg Financial Leasing Co. Ltd $119,060 [Member] | Two 8,204 TEU Containerships [Member]
Debt Instrument [Line Items]
Sale leaseback transaction daily payments																																					$ 6,900
Term Loan B Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date																																					Mar. 14, 2017
Debt Instrument, Face Amount																							405,000,000								$ 53,000,000						$ 405,000,000
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					5.00%
Debt Instrument, Maturity Date																																					Sep. 14, 2020
Line of Credit Facility, Frequency of Payments																																					quarterly
Line of credit periodic payment percentage																																					1.25%
Long-term Debt, Description																															The add-on to the Term Loan B Facility bore the same terms as the Term Loan B Facility. Navios Partners used the net proceeds to partially finance the acquisition of three vessels.						(i) refinance a Term Loan B Facility existing at the time; and (ii) pay fees and expenses related to the Term Loan B.
Number of vessels released as collateral											5																	5										4
Cash Collateral for Borrowed Securities																																						$ 2,000,000
Repayments of Debt											$ 73,478,000																	$ 85,500,000					$ 253,800,000
Repayment date																																					October 10, 2019
Write off of Deferred Debt Issuance Cost																																					$ 1,973,000
Write off, of deferred debt unamortized discount																																					$ 4,101,000
BNP PARIBAS Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Long-term Debt, Description																																					in order to partially finance the acquisition of the Navios Ace and the Navios Sol.
Repayments of Debt																																					$ 7,377,000
Repayment date																																					May 2021
Line of Credit Facility, Initiation Date																																					Jun. 26, 2017
Line of Credit Facility, Maximum Borrowing Capacity																							$ 32,000,000														$ 32,000,000
Number of loan tranches																							2														2
Maturity date																																					third quarter of 2021
BNP PARIBAS Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Repayments of Debt																																					$ 15,070,000
Repayment date																																					December 13, 2018
Write off of Deferred Debt Issuance Cost																																					$ 117,000
Proceeds from Lines of Credit																					$ 17,000,000
BNP PARIBAS Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																						$ 15,000,000
BNP PARIBAS $40m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.85%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					to refinance the existing credit facility dated June 26, 2017, as amended on April 9, 2019 and to finance the acquisition of two 2012 built 2,782 TEU containerships.
Line of Credit Facility, Initiation Date																																					Apr. 28, 2021
Proceeds from Lines of Credit					$ 40,000,000
Maturity date																																					second quarter of 2025
Long-term Line of Credit																							$ 37,143,000														$ 37,143,000
Number of repayment installments																																					14
Line of Credit Facility, Periodic Payment																																					$ 1,429,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							17,140,000														$ 17,140,000
DVB $44m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.90%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to finance the acquisition of the Navios Sphera and the Navios Mars.
Line of Credit Facility, Initiation Date																																					Jul. 31, 2018
Line of Credit Facility, Maximum Borrowing Capacity																							$ 44,000,000														$ 44,000,000
Number of loan tranches																							2														2
Maturity date																																					fourth quarter 2022
Long-term Line of Credit																							$ 33,633,000														$ 33,633,000
Number of repayment installments																																					4
Line of Credit Facility, Periodic Payment																																					$ 798,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							30,443,000														$ 30,443,000
DVB $44m Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																													$ 17,500,000
DVB $44m Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																													$ 26,500,000
DVB $66m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.60%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to refinance the DVB credit facility dated June 28, 2017 and three capesize vessels
Line of Credit Facility, Initiation Date																																					Feb. 12, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							$ 66,000,000														$ 66,000,000
Number of loan tranches																							4														4
Maturity date																																					first quarter of 2023
Long-term Line of Credit																							$ 41,593,000														$ 41,593,000
Number of repayment installments																																					5
Line of Credit Facility, Periodic Payment																																					$ 1,859,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							32,297,000														$ 32,297,000
DVB $66m Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit									$ 15,675,000
DVB $66m Credit Facility [Member] | Tranche C [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																	14,820,000
HCOB Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.20%
Long-term Debt, Description																																					in order to refinance eight drybulk vessels and five Containerships, previously included in the Term Loan B collateral package.
Repayments of Debt																																					$ 107,750,000
Repayment date																																					June 2021
Line of Credit Facility, Initiation Date																																					Sep. 26, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							140,000,000														$ 140,000,000
Proceeds from Lines of Credit																																	140,000,000
Maturity date																																					third quarter of 2021
HCOB $160m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.10%
Long-term Debt, Description																																					in order to: (i) refinance its existing HCOB credit facility dated September 26, 2019; (ii) refinance the existing facility of one dry bulk vessel; and (iii) to partially finance the acquisition of one dry bulk vessel.
Repayments of Debt																																					$ 3,836,000
Repayment date																																					October 2021
Line of Credit Facility, Initiation Date																																					May 11, 2021
Line of Credit Facility, Maximum Borrowing Capacity																							160,000,000														$ 160,000,000
Maturity date																																					second quarter of 2025
Long-term Line of Credit																							143,820,000														$ 143,820,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							78,004,000														$ 78,004,000
HCOB $160m Credit Facility [Member] | First Six Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					6
Line of Credit Facility, Periodic Payment																																					$ 6,094,000
HCOB $160m Credit Facility [Member] | Next Eight Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					8
Line of Credit Facility, Periodic Payment																																					$ 3,656,000
Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Description																																					in order to partially refinance the ABN credit facility dated December 12, 2019, relating to four of the containerships acquired from Navios Europe I
Repayments of Debt																																					$ 7,893,000
Repayment date																																					first quarter of 2021
Line of Credit Facility, Initiation Date																																					Jun. 25, 2020
Line of Credit Facility, Maximum Borrowing Capacity																							17,000,000														$ 17,000,000
Extended Hellenic Bank Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Long-term Debt, Description																																					in order to partially finance the acquisition of one containership from Navios Acquisition.
Repayments of Debt		$ 468,000																						$ 3,998,000
Line of Credit Facility, Initiation Date																																					Apr. 23, 2021
Line of Credit Facility, Maximum Borrowing Capacity																							8,850,000														$ 8,850,000
Proceeds from Lines of Credit							$ 8,850,000
Maturity date																																					fourth quarter of 2024
Long-term Line of Credit																							10,094,000														$ 10,094,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							4,993,000														$ 4,993,000
Extended Hellenic Bank Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Extended Hellenic Bank Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					3.50%
Extended Hellenic Bank Credit Facility [Member] | First Two Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					2
Line of Credit Facility, Periodic Payment																																					$ 858,000
Extended Hellenic Bank Credit Facility [Member] | Next Two Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					2
Line of Credit Facility, Periodic Payment																																					$ 437,000
Extended Hellenic Bank Credit Facility [Member] | Next Seven Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					7
Line of Credit Facility, Periodic Payment																																					$ 296,000
Extended Hellenic Bank Credit Facility [Member] | Final Installment [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					1
Line of Credit Facility, Periodic Payment																																					$ 437,000
Nordea Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to partially finance the acquisition of the Navios Symmetry and the Navios Altair I.
Line of Credit Facility, Initiation Date																																					Mar. 26, 2018
Line of Credit Facility, Maximum Borrowing Capacity																							$ 14,300,000														$ 14,300,000
Number of loan tranches																							2														2
Maturity date																																					second quarter of 2023
Long-term Line of Credit																							$ 2,978,000														$ 2,978,000
Number of repayment installments																																					6
Line of Credit Facility, Periodic Payment																																					$ 298,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							$ 1,190,000														1,190,000
Nordea Credit Facility [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit													$ 7,150,000
Nordea Credit Facility [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Repayments of Debt																																					$ 6,554,000
Repayment date																																					December 13, 2018
Write off of Deferred Debt Issuance Cost																																					$ 95,000
Proceeds from Lines of Credit												$ 7,150,000
NIBC Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.75%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to refinance three Ultra-Handymax vessels,
Number of vessels released as collateral																							1														1
Cash Collateral for Borrowed Securities																																								$ 5,273,000
Line of Credit Facility, Initiation Date																																					Dec. 28, 2018
Line of Credit Facility, Maximum Borrowing Capacity																							$ 28,500,000														$ 28,500,000
Number of loan tranches																							3														3
Maturity date																																					fourth quarter of 2023
Long-term Line of Credit																							$ 18,873,000														$ 18,873,000
Number of repayment installments																																					8
Line of Credit Facility, Periodic Payment																																					$ 751,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							12,862,000														$ 12,862,000
Description of collateral																																					one other Handymax vessel was collateralized
NIBC Credit Facility [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit								$ 11,915,000
NIBC Credit Facility [Member] | Two Remaining Tranches [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																	13,475,000
ABN Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Description																																					in order to finance the acquisition of the five container vessels from Navios Europe I which had subsequently been refinanced from Hellenic Bank Public Company Limited in June 2020.
Line of Credit Facility, Initiation Date																																					Dec. 12, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							23,500,000														$ 23,500,000
Supplemental ABN Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Description																																					to extend the terms of the then outstanding balance
Repayment date																																					January 13, 2021
Line of Credit Facility, Initiation Date																																					Sep. 30, 2020
Maturity date																																					second quarter of 2021
Long-term Line of Credit																							3,369,000														$ 3,369,000
Supplemental ABN Credit Facility [Member] | Up to maturity date [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					6.00%
Supplemental ABN Credit Facility [Member] | Up to February 28, 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					4.00%
ABN $32.2m Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Description																																					in order to finance the acquisition of the five drybulk vessels acquired from Navios Europe II.
Repayments of Debt			$ 4,581,000
Repayment date																																					March 2021
Line of Credit Facility, Initiation Date																																					Jun. 26, 2020
Line of Credit Facility, Maximum Borrowing Capacity																							32,200,000														$ 32,200,000
Maturity date																																					second quarter of 2021
Long-term Line of Credit														$ 21,525,000
ABN $32.2m Credit Facility [Member] | Up to maturity date [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					4.25%
ABN $32.2m Credit Facility [Member] | Up to December 31, 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					4.00%
Dory Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Long-term Debt, Description																																					in order to finance the acquisition of four drybulk vessels.
Repayments of Debt	$ 9,500,000													$ 24,975,000
Line of Credit Facility, Initiation Date																																					Dec. 16, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							37,000,000														$ 37,000,000
Maturity date																																					third quarter of 2022
Dory Credit Facility [Member] | First Twelve Month Period After Utilization Date [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					4.75%
Dory Credit Facility [Member] | Following Twelve Month Period After Utilization Date [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					6.00%
Dory Credit Facility [Member] | Period Commencing 24 Months After Utilization Date [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate																																					7.00%
NBG Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Long-term Debt, Description																																					in order to refinance the existing credit facilities of six dry bulk vessels.
Repayments of Debt																																					$ 6,019,000
Repayment date																																					August 2021
Line of Credit Facility, Initiation Date																																					Jun. 17, 2021
Proceeds from Lines of Credit																$ 43,000,000
Maturity date																																					second quarter of 2026
Long-term Line of Credit																							34,401,000														$ 34,401,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							14,620,000														$ 14,620,000
NBG Credit Facility [Member] | First Two Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					2
Line of Credit Facility, Periodic Payment																																					$ 1,290,000
NBG Credit Facility [Member] | Next Sixteen Installments [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of repayment installments																																					16
Line of Credit Facility, Periodic Payment																																					$ 1,075,000
DNB Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.75%
Long-term Debt, Description																																					in order to refinance two Capesize vessels
Repayments of Debt																																					$ 26,710,000
Line of Credit Facility, Initiation Date																																					Apr. 05, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							$ 40,000,000														$ 40,000,000
Number of loan tranches																							2														2
Proceeds from Lines of Credit																																	$ 34,350,000
Maturity date																																					second quarter of 2024
DNB $18m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.85%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					in order to finance part of the acquisition cost of the Navios Azimuth.
Line of Credit Facility, Initiation Date																																					Aug. 19, 2021
Proceeds from Lines of Credit																											$ 18,000,000
Maturity date																																					third quarter of 2026
Long-term Line of Credit																							$ 17,360,000														$ 17,360,000
Number of repayment installments																																					19
Line of Credit Facility, Periodic Payment																																					$ 640,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							5,200,000														$ 5,200,000
DNB $72.71m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR plus a margin (ranging from 270 bps to 280 bps per annum depending on the emission efficiency ratio of the vessels as defined in the loan agreement)
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					for the refinancing of the existing credit facilities of three tanker vessels and two dry bulk vessels.
Line of Credit Facility, Initiation Date																																					Dec. 13, 2021
Proceeds from Lines of Credit																																				$ 72,710,000
Maturity date																																					fourth quarter of 2026
Long-term Line of Credit																							72,710,000														$ 72,710,000
Number of repayment installments																																					19
Line of Credit Facility, Periodic Payment																																					$ 2,230,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							$ 30,340,000														$ 30,340,000
CACIB Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Description																																					in order to refinance three Capesize vessels and one Panamax vessel, previously included in the Term Loan B collateral package.
Number of vessels released as collateral																							1														1
Repayments of Debt																																					$ 11,404,000
Repayment date																																					August 23, 2021
Line of Credit Facility, Initiation Date																																					Jul. 04, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							$ 52,800,000														$ 52,800,000
Number of loan tranches																							4														4
CACIB Credit Facility [Member] | Tranche A, B and C [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																												$ 36,516,000
CACIB Credit Facility [Member] | Tranche D[Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit																																		$ 16,284,000
CACIB $15m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					2.75%
Line of Credit Facility, Frequency of Payments																																					six-month
Line of Credit Facility, Maximum Borrowing Capacity																							$ 15,000,000														$ 15,000,000
Maturity date																																					second quarter of 2025
Long-term Line of Credit																							26,496,000														$ 26,496,000
Number of repayment installments																																					7
Line of Credit Facility, Periodic Payment																																					$ 2,300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							10,396,000														$ 10,396,000
CACIB $33m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.25%
Long-term Debt, Description																																					in order to finance the acquisition of the two drybulk vessels acquired from Navios Holdings.
Repayments of Debt																																					$ 32,150,000
Repayment date																																					March 30, 2021
Line of Credit Facility, Initiation Date																																					Sep. 28, 2020
Proceeds from Lines of Credit																																$ 33,000,000
CACIB $58m Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					refinance the CACIB credit facility dated September 28, 2020 and to partially finance the acquisition of the Navios Centaurus and the Navios Avior
Line of Credit Facility, Initiation Date																																					Mar. 23, 2021
Line of Credit Facility, Maximum Borrowing Capacity																							58,000,000														$ 58,000,000
Maturity date																																					300
Long-term Line of Credit																							52,400,000														$ 52,400,000
Number of repayment installments																																					17
Line of Credit Facility, Periodic Payment																																					$ 1,600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							$ 25,200,000														$ 25,200,000
ABN $50m Credit Facility [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.50%
Long-term Debt, Description																																					(i) the first tranche is for an amount of up to $41,200 in order to refinance the outstanding debt of four containerships and to partially finance the acquisition of one containership; and (ii) the second tranche is for an amount of up to $8,800 in order to partially finance the acquisition of one containership.
Line of Credit Facility, Initiation Date																																					Dec. 03, 2018
Number of loan tranches																							2														2
Proceeds from Lines of Credit																																						$ 50,000,000
Supplemental ABN Credit Facility [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.50%
Line of Credit Facility, Frequency of Payments																																					quarterly
Number of vessels released as collateral																	2						3														3
Repayments of Debt																	$ 9,400,000																				$ 2,000,000
Line of Credit Facility, Initiation Date																																					Jun. 28, 2019
Maturity date																																					fourth quarter of 2022
Long-term Line of Credit																							$ 13,050,000														$ 13,050,000
Number of repayment installments																																					4
Line of Credit Facility, Periodic Payment																																					$ 750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							10,050,000														$ 10,050,000
BNP Paribas [Member] | Upon completion of the NMCI Merger [member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis																																					LIBOR
Debt Instrument, Basis Spread on Variable Rate																																					3.00%
Line of Credit Facility, Frequency of Payments																																					quarterly
Long-term Debt, Description																																					to refinance the existing facilities of seven containerships
Line of Credit Facility, Initiation Date																																					Jun. 26, 2019
Line of Credit Facility, Maximum Borrowing Capacity																							54,000,000														$ 54,000,000
Proceeds from Lines of Credit																		$ 48,750,000
Maturity date																																					second quarter of 2024
Long-term Line of Credit																							30,469,000														$ 30,469,000
Number of repayment installments																																					10
Line of Credit Facility, Periodic Payment																																					$ 1,693,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																							$ 13,542,000														$ 13,542,000
8 1/8% First Priority Ship Mortgages [Member] | Upon Acquisition Of Navios Acquisition [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption, Description																																					On August 26, 2021, Navios Acquisition called for redemption all of its outstanding 8 1/8% First Priority Ship Mortgages (“Ship Mortgage Notes”) by delivery of a redemption notice to the registered holders of the Ship Mortgage Notes and remitted to the indenture trustee the aggregate redemption price payable to the holders of the Ship Mortgage Notes to satisfy and discharge Navios Acquisition’s obligations under the indenture relating to the Ship Mortgage Notes.
Debt Instrument, Repurchase Amount																									$ 397,478,000
Redemption date																																					September 25, 2021
8 1/8% First Priority Ship Mortgages [Member] | Upon Acquisition Of Navios Acquisition [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares																									44,117,647
Sale of Stock, Consideration Received on Transaction																									$ 150,000,000